Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,168,620.00
Previously Paid Amount	0.00
Total Fee Amount	3,751.99
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,751.99
Narrative - Max Aggregate Offering Price	$ 27,168,620.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true